Segment Reporting and Geographic Locations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting [Abstract]
Operating Information for Reportable Segments
The following table presents our segment information (in thousands):

	Three Months Ended June 30,				Six Months Ended June 30,
	2014		2013		2014		2013
	Revenues	%	Revenues	%	Revenues	%	Revenues	%
Net revenue
Consumer	$27,853	27.9%	$30,323	30.1%	$60,440	31.1%	$65,067	32.5%
Foodservice	29,386	29.4%	34,299	34.0%	54,712	28.1%	65,078	32.5%
Specialty	28,496	28.6%	25,424	25.2%	51,646	26.5%	48,826	24.4%
International	12,444	12.5%	9,190	9.1%	24,627	12.7%	17,996	9.0%
Total segment net revenue	98,179	98.4%	99,236	98.4%	191,425	98.4%	196,967	98.4%
License fees	1,615	1.6%	1,613	1.6%	3,211	1.6%	3,222	1.6%
Total revenue	$99,794	100.0%	$100,849	100.0%	$194,636	100.0%	$200,189	100.0%

Segment contribution and % before unallocated costs
Consumer	$5,150	18.5%	$3,748	12.4%	$9,359	15.5%	$7,170	11.0%
Foodservice	6,847	23.3%	9,017	26.3%	12,794	23.4%	16,833	25.9%
Specialty	5,546	19.5%	3,591	14.1%	8,741	16.9%	6,681	13.7%
International	(338)	(2.7)%	340	3.7%	(205)	(0.8)%	1,059	5.9%
Total segment contribution	$17,205		$16,696		$30,689		$31,743
Less:
Unallocated manufacturing costs	14,090		(2,554)		22,578		(4,357)
Unallocated selling, distribution and administrative expense	20,699		9,318		37,279		20,861
Loss (gain) on disposal of asset	180		(4)		180		(4)
Long-lived, intangible asset impairment	4,875		—		5,447		—
Other (income) expense	(428)		149		(443)		218
Interest expense	5,607		12,649		11,168		16,788
Loss before taxes	$(27,818)		$(2,862)		$(45,520)		$(1,763)

The following table presents our segment information (in thousands):

	Years Ended December 31,
	2013		2012
	Revenues	%	Revenues	%
Net revenue
Consumer	$155,663	35.3%	$156,651	37.2%
Foodservice	126,510	28.8%	128,345	30.4%
Specialty	101,429	23.1%	97,897	23.2%
International	49,702	11.3%	31,889	7.6%
Total segment net revenue	433,304	98.5%	414,782	98.4%
License fees	6,505	1.5%	6,907	1.6%
Total revenue	$439,809	100.0%	$421,689	100.0%
Segment contribution before unallocated costs
Consumer	16,745	10.8%	20,361	13.0%
Foodservice	31,233	24.7%	30,535	23.8%
Specialty	13,338	13.2%	13,455	13.7%
International	6,208	12.5%	4,903	15.4%
Total segment contribution	$67,524		$69,254
Less:
Unallocated manufacturing costs	6,047		(1,623)
Unallocated selling, distribution and administrative expense	49,155		51,655
Loss on disposal of asset	36		114
Other (income) expense	(10)		1,114
Gain on bargain purchase	(1,150)		—
Interest expense	28,322		22,536
Loss before taxes	$(14,876)		$(4,542)

Revenue and Long-Lived Assets by Geographic Areas
The following table presents revenues and long-lived assets for each of the geographic areas in which we operate (in thousands):

	Years Ended December 31,
	2013		2012
	Revenues	Long-lived Assets	Revenues	Long-lived Assets
United States	$400,114	$53,297	$398,313	$48,662
United Kingdom	32,250	1,296	17,048	481
All other countries	7,445	313	6,328	193
	$439,809	$54,906	$421,689	$49,336

Segment Revenue by Product Category
The following is a summary composition by product category of our segment revenues (dollars in thousands):

	Years Ended December 31,
	2013		2012
	Revenues	%	Revenues	%
Consumer	$155,663	37	$156,651	37
Foodservice	126,510	29	128,345	31
Specialty	101,429	23	97,897	24
International	49,702	11	31,889	8
	$433,304	100	$414,782	100